DESCRIPTION OF THE PLAN (Details) - The Plan - USD ($)		12 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employer vesting percentage		100.00%
Transfers in (out) of plan		$ (140,172,778)
Percentage of pre-tax compensation		50.00%
Percentage of after tax compensation		15.00%
Total percentage of compensation		65.00%
Annual increase		1.00%
Employee contributions matching percentage		100.00%
Percent in company's ordinary shares		25.00%
Basis spread on interest rate		1.00%	1.00%
General loan borrowing term		5 years
Loan, primary residence, borrowing term		15 years	15 years
Minimum loan amount		$ 1,000
Maximum borrowing amount percentage		50.00%
Maximum vested account balance		$ 50,000
Vesting service period		1 year
Administrative revenues		$ 218,529	$ 136,564
Forfeited nonvested accounts		29,863	$ 20,108
Forfeited contributions, decrease		$ 219,698
Subsequent Event
EBP, Description of Plan [Line Items]
Transfers in (out) of plan	$ 56,800,000
Minimum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation		5.00%
Maximum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation		10.00%